Document and Entity Information	12 Months Ended
Dec. 31, 2025 $ / shares shares
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36397
Entity Registrant Name	WEIBO CORPORATION
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	8/F, QIHAO Plaza
Entity Address, Address Line Two	No. 8 Xinyuan S. Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100027
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Entity Central Index Key	0001595761
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Entity Information
Entity Address, Address Line One	8/F, QIHAO Plaza
Entity Address, Address Line Two	No. 8 Xinyuan S. Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100027
Entity Address, Country	CN
Contact Personnel Name	Fei Cao
Country Region	86
City Area Code	10
Local Phone Number	5898-3095
Contact Personnel Fax Number	86 10 8260-8888
ADS
Document Entity Information
Title of 12(b) Security	American depositary shares, each representing one Class A
Trading Symbol	WB
Security Exchange Name	NASDAQ
Entity Listing, Depository Receipt Ratio	1
Class A ordinary shares
Document Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.00025 per share
Trading Symbol	9898
Entity Listing, Par Value Per Share | $ / shares	$ 0.00025
Entity Common Stock, Shares Outstanding	157,727,834
Class B ordinary shares
Document Entity Information
Entity Common Stock, Shares Outstanding	87,822,024